Vessels - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 532,121
Accumulated Depreciation - Balance at beginning of period	(79,095)
Net Book Value - Balance at beginning of period	453,026
Vessels acquired and delivered	0	13,855
Depreciation for the year	(20,467)	(22,102)	(21,755)
Vessel Cost - Balance at end of period	517,225	532,121
Accumulated Depreciation - Balance at end of period	(95,696)	(79,095)
Net Book Value - Balance at end of period	421,529	453,026
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	532,121	545,684
Vessels acquired and delivered	0	13,855
Vessels sold	(14,896)	(27,418)
Vessel Cost - Balance at end of period	517,225	532,121
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(79,095)	(71,244)
Vessels sold	2,874	13,633
Depreciation for the year	(19,475)	(21,484)
Accumulated Depreciation - Balance at end of period	(95,696)	(79,095)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	453,026	474,440
Vessels acquired and delivered	0	13,855
Vessels sold	(12,022)	(13,785)
Depreciation for the year	(19,475)	(21,484)
Net Book Value - Balance at end of period	$ 421,529	$ 453,026